Supplemental Cash flow Information (Tables)	12 Months Ended
Dec. 31, 2023
Supplemental Cash Flow Information1 [Abstract]
Disclosure of Detailed Information about Non-Cash Changes in Working Capital
The changes in non-cash working capital during the years ended December 31, 2023 and 2022 were as follows:

	2023	2022
Increase in trade and other receivables	$(27,094)	$(14,416)
Increase in inventories	(165,697)	(69,607)
Decrease (increase) in prepaid expenses and other current assets	3,721	(4,928)
Increase in accounts payable, accrued liabilities and other current liabilities	20,083	1,131
Changes in non-cash working capital	$(168,987)	$(87,820)